UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

DREYFUS PREMIER MANAGER FUNDS I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31 (All other series of the
Registrant)
9/30 (Dreyfus Premier Small
Cap Equity Growth Fund)
Date of reporting period:	6/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Bear Stearns Prime Money Market Fund
June 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--24.6%	Principal Amount ($)	Value ($)

Credit Agricole (London)
5.31% - 5.34%, 8/16/07 - 10/12/07	85,000,000	85,000,000
Credit Suisse (Yankee)
5.30%, 8/6/07	70,000,000	70,000,000
DEPFA BANK PLC (Yankee)
5.30%, 7/5/07	75,000,000 a	75,000,000
HBOS Treasury Services PLC (London)
5.30%, 7/2/07	50,000,000	50,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.32%, 11/23/07	50,000,000	50,000,000
Union Bank of California, N.A.
5.33%, 7/16/07	75,000,000	75,000,000
Total Negotiable Bank Certificates of Deposit
(cost $405,000,000)		405,000,000
Commercial Paper--45.3%

ABN-AMRO North America Finance Inc.
5.33%, 11/30/07	50,000,000	48,903,278
ASB Finance Ltd.
5.27%, 9/7/07	25,000,000 a	24,757,278
Banco Santander Puerto Rico
5.33%, 8/16/07	60,000,000	59,602,100
Barclays U.S. Funding Corp.
5.33%, 7/13/07	75,000,000	74,869,625
Bavaria TRR Corp.
5.39%, 7/2/07	65,000,000 a	64,990,268
BNP Paribas Finance Inc.
5.35%, 7/2/07	65,000,000	64,990,340
Citigroup Funding Inc.
5.32%, 8/29/07	70,000,000	69,398,856
Commerzbank U.S. Finance Inc.
5.32%, 10/26/07	50,000,000	49,155,000
Deutsche Bank Financial LLC
5.35%, 7/2/07	65,000,000	64,990,340
FCAR Owner Trust, Ser. I
5.35%, 7/16/07	50,000,000	49,891,458
General Electric Capital Services Inc.
5.30%, 11/5/07	75,000,000	73,634,750
Sigma Finance Inc.
5.34%, 8/13/07	50,000,000 a	49,689,444
Westpac Banking Corp.
5.33%, 7/12/07	50,000,000	49,920,708
Total Commercial Paper
(cost $744,793,445)		744,793,445
Corporate Notes--24.3%

Commonwealth Bank of Australia
5.32%, 7/25/07	40,000,000 b	40,000,000

Cullinan Finance Ltd.
5.32%, 9/20/07	50,000,000 a,b	49,998,869
General Electric Capital Corp.
5.28% - 5.45%, 7/18/07 - 7/25/07	64,000,000 b	64,000,000
K2 (USA) LLC
5.33%, 10/1/07	20,000,000 a,b	19,999,495
Rabobank Nederland
5.32%, 8/16/07	50,000,000 b	50,000,000
Royal Bank of Scotland PLC
5.33%, 7/24/07	40,000,000 b	40,000,000
Societe Generale
5.31%, 7/3/07	45,000,000 b	45,000,000
Svenska Handelsbanken
5.29%, 7/24/07	50,000,000 b	50,000,000
Wells Fargo & Co.
5.31%, 7/4/07	40,000,000 b	40,000,000
Total Corporate Notes
(cost $398,998,364)		398,998,364
Short-Term Bank Notes--2.4%

Bank of America N.A.
5.30%, 10/12/07
(cost $40,000,000)	40,000,000	40,000,000
Time Deposits--.7%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 7/2/07
(cost $12,000,000)	12,000,000	12,000,000

Repurchase Agreements--2.7%

Merrill Lynch & Co. Inc.
5.36%, dated 6/29/07, due 7/2/07 in the amount of
$45,020,100 (fully collateralized by $47,835,000
Corporate Bonds, 5.59%, due 6/20/31, value
$46,353,813)
(cost $45,000,000)	45,000,000	45,000,000
Total Investments (cost $1,645,791,809)	100.0%	1,645,791,809
Liabilities, Less Cash and Receivables	(.0%)	(789,446)
Net Assets	100.0%	1,645,002,363

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $284,435,354 or 17.3% of net assets.
b Variable rate security--interest rate subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Alpha Growth Fund
June 30, 2007 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)

Consumer Discretionary--14.7%
Coach	428,091 a	20,287,233
DailmerChrysler	217,275 b	19,978,436
EchoStar Communications, Cl. A	491,030 a,b	21,295,971
IAC/InterActiveCorp	525,772 a,b	18,196,969
KB Home	410,425 b	16,158,432
MGM MIRAGE	296,103 a	24,422,576
Nordstrom	363,061 b	18,559,678
WPP Group, ADR	275,071	20,561,557
		159,460,852
Consumer Services--3.4%
Hilton Hotels	562,516	18,827,411
Marriott International, Cl. A	418,964	18,116,003
		36,943,414
Consumer Staples--1.9%
Safeway	592,238 b	20,153,859
Energy--5.3%
ENSCO International	428,033	26,114,293
Smith International	542,309 b	31,801,000
		57,915,293
Financial--12.4%
AllianceBernstein Holding, LP	222,524 b	19,379,615
Charles Schwab	969,622	19,896,643
Franklin Resources	164,128	21,742,036
Goldman Sachs Group	93,304	20,223,642
Legg Mason	181,739	17,879,483
Lehman Brothers Holdings	241,661	18,008,578
Merrill Lynch & Co.	207,865	17,373,357
		134,503,354
Health Care--12.0%
Alcon	128,840	17,381,804
Forest Laboratories	374,355 a	17,089,306
Medco Health Solutions	242,800 a	18,935,972
Novo Nordisk, ADR	179,230 b	19,475,132
Schering-Plough	640,400	19,493,776
Stryker	337,242	21,276,598
Zimmer Holdings	202,559 a	17,195,233
		130,847,821
Industrial--5.7%
British Airways, ADR	190,030 a,b	15,968,221
CSX	391,554 b	17,651,255
Precision Castparts	235,798 b	28,616,445
		62,235,921
Information Technology--18.7%
Accenture, Cl. A	523,090	22,435,330
Apple	205,742 a	25,108,754
Applied Materials	1,029,246 b	20,451,118
Cisco Systems	701,499 a	19,536,747
Cognizant Technology Solutions,
Cl. A	242,905 a	18,239,737
Hewlett-Packard	460,778	20,559,914
Microsoft	633,354	18,664,942
Network Appliance	495,216 a,b	14,460,307
NVIDIA	567,470 a,b	23,442,186

Symantec	1,051,015 a,b	21,230,503
		204,129,538
Materials--15.5%
Allegheny Technologies	216,539	22,710,610
Imperial Chemical Industries, ADR	525,527	25,982,118
Monsanto	372,974	25,190,664
Potash of Saskatchewan	418,627	32,640,347
Temple-Inland	426,070	26,216,087
United States Steel	169,565	18,440,194
Vulcan Materials	156,991 b	17,981,749
		169,161,769
Media--7.0%
Comcast, Cl. A	664,971 a	18,698,984
DIRECTV Group	820,841 a	18,969,636
McGraw-Hill Cos.	290,414	19,771,385
Time Warner	879,491	18,504,491
		75,944,496
Telecommunication Services--2.0%
BT Group, ADR	323,193	21,518,190
Total Common Stocks
(cost $965,951,382)		1,072,814,507

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,351,000)	11,351,000 [c]	11,351,000

Investment of Cash Collateral for
Securities Loaned--8.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $90,320,522)	90,320,522 [c]	90,320,522

Total Investments (cost $1,067,622,904)	107.9%	1,174,486,029

Liabilities, Less Cash and Receivables	(7.9%)	(86,058,793)

Net Assets	100.0%	1,088,427,236

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
$88,064,724 and the total market value of the collateral held by the fund is $90,320,522.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Intrinsic Value Fund
June 30, 2007 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Banking--16.5%
Bank of America	199,795	9,767,977
Citigroup	191,033	9,798,083
U.S. Bancorp	94,400 a	3,110,480
Wachovia	125,300	6,421,625
Wells Fargo & Co.	152,800	5,373,976
		34,472,141
Consumer Discretionary--14.4%
Centex	19,200 a	769,920
D.R. Horton	94,800 a	1,889,364
Gap	175,800	3,357,780
Home Depot	254,200	10,002,770
KB Home	50,000	1,968,500
NIKE, Cl. B	40,000 a	2,331,600
Pulte Homes	34,100 a	765,545
Time Warner	64,800	1,363,392
TJX Cos.	153,300	4,215,750
Viacom, Cl. B	82,900 b	3,451,127
		30,115,748
Consumer Staples--10.3%
Coca-Cola	106,200	5,555,322
Procter & Gamble	95,200	5,825,288
Wal-Mart Stores	211,200	10,160,832
		21,541,442
Financial--20.5%
Aflac	76,100 a	3,911,540
American International Group	147,500	10,329,425
Countrywide Financial	155,000	5,634,250
Freddie Mac	97,600	5,924,320
JPMorgan Chase & Co.	68,100	3,299,445
MGIC Investment	38,700 a	2,200,482
Morgan Stanley	62,200	5,217,336
Travelers Cos.	41,973	2,245,556
XL Capital, Cl. A	49,500	4,172,355
		42,934,709
Health Care--8.5%
Johnson & Johnson	129,000	7,948,980
Pfizer	137,300	3,510,761
Teva Pharmaceutical Industries, ADR	86,200	3,555,750
UnitedHealth Group	54,700	2,797,358
		17,812,849
Industrial--7.4%
3M	61,100	5,302,869
General Electric	267,400	10,236,072
		15,538,941
Information Technology--19.4%
Dell	193,300 b	5,518,715
Hewlett-Packard	123,400	5,506,108
International Business Machines	80,100 a	8,430,525
Microsoft	330,200	9,730,994
Nokia, ADR	274,500	7,716,195
Texas Instruments	95,600	3,597,428
		40,499,965
Telecommunication Services--2.9%
Sprint Nextel	288,500	5,974,835

Total Common Stocks
(cost $174,269,003)		208,890,630

Investment of Cash Collateral for
Securities Loaned--10.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $22,055,300)	22,055,300 c	22,055,300

Total Investments (cost $196,324,303)	110.5%	230,945,930
Liabilities, Less Cash and Receivables	(10.5%)	(21,915,510)
Net Assets	100.0%	209,030,420

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
$21,229,499 and the total market value of the collateral held by the fund is $22,055,300.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Fund
June 30, 2007 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)

Consumer Discretionary--19.3%
Abercrombie & Fitch, Cl. A	310,000 a	22,623,800
Carter's	435,200 b	11,289,088
Cheesecake Factory	880,000 a,b	21,577,600
Comcast, Cl. A	864,300 b	24,304,116
Denny's	5,650,000 a,b,c	25,142,500
Home Depot	600,000	23,610,000
News, Cl. A	1,050,000	22,270,500
Nordstrom	455,000	23,259,600
Staples	940,000	22,306,200
Walgreen	500,000	21,770,000
		218,153,404
Consumer Staples--2.1%
Procter & Gamble	390,000	23,864,100
E-Commerce--2.0%
IAC/InterActiveCorp	655,700 b	22,693,777
Energy--13.4%
Chevron	330,000	27,799,200
Devon Energy	320,000 a	25,052,800
James River Coal	1,500,000 a,b,c	19,440,000
Noble	320,000	31,206,400
Peabody Energy	480,000 a	23,222,400
XTO Energy	420,000	25,242,000
		151,962,800
Financial--11.3%
Affiliated Managers Group	230,000 a,b	29,614,800
Bank of America	455,000	22,244,950
Citigroup	430,000	22,054,700
E*TRADE FINANCIAL	1,050,000 b	23,194,500
PMI Group	81,200	3,627,204
T. Rowe Price Group	520,000	26,982,800
		127,718,954
Health Care--11.2%
Cell Genesys	1,500,000 a,b	5,025,000
Genitope	760,000 a,b	2,933,600
Genzyme	390,000 b	25,116,000
Novartis, ADR	440,000	24,670,800
Schering-Plough	755,000	22,982,200
WellPoint	300,000 b	23,949,000
Zimmer Holdings	270,000 b	22,920,300
		127,596,900
Industrial--6.8%
General Electric	680,000	26,030,400
Precision Castparts	220,000	26,699,200
United Technologies	340,000	24,116,200
		76,845,800
Information Technology--24.1%
Applied Materials	1,270,000 a	25,234,900
Cisco Systems	880,000 b	24,508,000
Corning	966,300 b	24,688,965
eBay	740,000 a,b	23,813,200
Emulex	1,160,000 a,b	25,334,400
Fiserv	445,000 b	25,276,000
Google, Cl. A	40,000 b	20,935,200

Harris	470,000 a	25,638,500
Oracle	1,470,000 b	28,973,700
Texas Instruments	730,000	27,469,900
ValueClick	720,000 a,b	21,211,200
		273,083,965
Materials--4.3%
Allegheny Technologies	230,000 a	24,122,400
Carpenter Technology	190,000	24,758,900
		48,881,300
Telecommunication Services--3.9%
Level 3 Communications	4,300,000 a,b	25,155,000
NeuStar, Cl. A	650,000 a,b	18,830,500
		43,985,500
Total Common Stocks
(cost $963,367,232)		1,114,786,500

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,816,000)	1,816,000 [d]	1,816,000
Investment of Cash Collateral for
Securities Loaned--8.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $97,969,614)	97,969,614 [d]	97,969,614

Total Investments (cost $1,063,152,846)	107.3%	1,214,572,114

Liabilities, Less Cash and Receivables	(7.3%)	(82,772,296)

Net Assets	100.0%	1,131,799,818

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
$90,472,004 and the total market value of the collateral held by the fund is $97,969,614.
b	Non-income producing security.
c	Investment in non-controlled affiliates (cost $46,308,970)
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier S&P Stars Opportunities Fund
June 30, 2007 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)

Consumer Discretionary--12.5%
Best Buy	61,500	2,870,205
Career Education	197,000 a,b	6,652,690
Cheesecake Factory	180,000 a,b	4,413,600
Coach	127,000 b	6,018,530
Guitar Center	100,000 a,b	5,981,000
PetSmart	202,000	6,554,900
Quiksilver	352,000 a,b	4,973,760
		37,464,685
Energy--9.3%
Consol Energy	128,000	5,902,080
ENSCO International	89,500	5,460,395
Superior Energy Services	155,500 b	6,207,560
Williams Cos.	136,000	4,300,320
XTO Energy	97,000	5,829,700
		27,700,055
Financial--11.6%
Affiliated Managers Group	57,000 b	7,339,320
Assured Guaranty	150,000	4,434,000
E*TRADE FINANCIAL	215,000 b	4,749,350
Eaton Vance	166,000 a	7,333,880
FelCor Lodging Trust	207,500 a	5,401,225
PMI Group	119,000	5,315,730
		34,573,505
Health Care--13.5%
Celgene	112,000 b	6,420,960
Cephalon	78,000 a,b	6,270,420
Coventry Health Care	90,000 b	5,188,500
Cytyc	186,500 b	8,040,015
Gilead Sciences	110,000 b	4,264,700
Hologic	70,000 a,b	3,871,700
Mylan Laboratories	150,000	2,728,500
Vertex Pharmaceuticals	120,500 a,b	3,441,480
		40,226,275
Industrial--14.9%
AMR	90,000 a,b	2,371,500
C.H. Robinson Worldwide	100,000	5,252,000
Continental Airlines, Cl. B	100,000 a,b	3,387,000
Jacobs Engineering Group	114,000 b	6,556,140
Landstar System	124,500 a	6,007,125
Manitowoc	112,000	9,002,560
Trinity Industries	127,500	5,551,350
W.W. Grainger	69,500	6,466,975
		44,594,650
Information Technology--23.3%
Amdocs	138,000 b	5,495,160

Arris Group	332,000 a,b	5,839,880
Emulex	264,500 a,b	5,776,680
FactSet Research Systems	120,500	8,236,175
Global Payments	118,000 a	4,678,700
Harris	121,500	6,627,825
Ingram Micro, Cl. A	335,000 b	7,272,850
MKS Instruments	212,500 a,b	5,886,250
Nice Systems, ADR	150,500 b	5,228,370
QLogic	250,000 b	4,162,500
Satyam Computer Services, ADR	213,000 a	5,273,880
Western Digital	258,000 b	4,992,300
		69,470,570
Materials--8.8%
AK Steel Holding	290,000 b	10,837,300
Carpenter Technology	41,500	5,407,865
FMC	78,000	6,972,420
Nucor	50,000	2,932,500
		26,150,085
Telecommunication Services--.8%
Citizens Communications	150,000	2,290,500
Utilities--3.4%
AES	248,000 b	5,426,240
Questar	90,000	4,756,500
		10,182,740
Total Common Stocks
(cost $231,876,537)		292,653,065
	Principal
Short-Term Investment--.5%	Amount ($)	Value ($)

U.S. Treasury Bills
4.78%, 7/26/07
(cost $1,495,021)	1,500,000	1,495,815

Other Investment--1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,384,000)	3,384,000 [c]	3,384,000

Investment of Cash Collateral for
Securities Loaned--7.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $21,019,106)	21,019,106 [c]	21,019,106

Total Investments (cost $257,774,664)	106.7%	318,551,986
Liabilities, Less Cash and Receivables	(6.7%)	(20,022,911)
Net Assets	100.0%	298,529,075

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund's securities on loan is
$20,206,161 and the total market value of the collateral held by the fund is $21,019,106.

b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
June 30, 2007 (Unaudited)

Common Stocks	Shares	Value ($)

Radio Shack
(Proceeds $ 2,556,571)	100,000	3,314,000

STATEMENT OF INVESTMENTS
Dreyfus Premier Small Cap Equity Growth Fund
June 30, 2007 (Unaudited)

Common Stocks--94.9%	Shares	Value ($)

Consumer Discretionary--20.7%
Bluefly	145,500 a	144,045
Carter's	5,400 a	140,076
Charter Communications, Cl. A	46,900 a	189,945
Denny's	32,100 a	142,845
Einstein Noah Restaurant Group	12,590 a	212,645
GSI Commerce	6,900 a	156,699
Jamba	15,500 a	141,670
Panera Bread, Cl. A	3,150 a	145,089
Warnaco Group	4,025 a	158,343
Weyco Group	5,600	150,808
		1,582,165
Energy--4.0%
Alpha Natural Resources	7,300 a	151,767
Atwood Oceanics	2,200 a	150,964
		302,731
Financial--4.1%
Epoch Holding	12,400 a	166,036
Winthrop Realty Trust	21,800	150,638
		316,674
Health Care--14.7%
Alfacell	10,800 a	26,892
ArthroCare	3,300 a	144,903
Cell Genesys	10,900 a	36,515
Dendreon	3,800 a	26,904
ev3	7,800 a	131,664
Favrille	5,800 a	21,402
Genitope	8,900 a	34,354
Hansen Medical	7,500 a	141,675
Luminex	11,500 a	141,565
Omrix Biopharmaceuticals	4,730 a	148,806
Orthofix International	2,400 a	107,928
Third Wave Technologies	27,800 a	162,630
		1,125,238
Industrial--8.0%
Actuant, Cl. A	2,800	176,568
Curtiss-Wright	3,300	153,813
Flow International	11,400 a	143,640
Genesee & Wyoming, Cl. A	4,500 a	134,280
		608,301
Information Technology--23.5%
BigBand Networks	11,400 a	149,454
Ceragon Networks	15,700 a	180,079
CNET Networks	18,035 a	147,707
Digital River	3,120 a	141,180
Emulex	6,710 a	146,546
Finisar	39,110 a	147,836
Foundry Networks	9,100 a	151,606
InsWeb	16,100 a	121,877
Kaboose	52,475 a	155,485
MKS Instruments	5,600 a	155,120
SumTotal Systems	19,700 a	154,645
TheStreet.com	13,900	151,232
		1,802,767
Materials--2.2%

RTI International Metals	2,200 a	165,814
Technology--12.0%
Art Technology Group	55,500 a	147,630
Commvault Systems	8,460 a	146,104
Interactive Intelligence	9,100 a	187,460
Mattson Technology	14,950 a	145,015
Visual Sciences	9,400 a	145,418
Xyratex	6,560 a	145,829
		917,456
Telecommunication Services--5.7%
Dobson Communications, Cl. A	13,800 a	153,318
Global Crossing	7,070 a	133,482
Time Warner Telecom, Cl. A	7,600 a	152,760
		439,560
Total Common Stocks
(cost $6,544,257)		7,260,706

Other Investment--5.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $392,000)	392,000 [b]	392,000

Total Investments (cost $6,936,257)	100.0%	7,652,706

Liabilities, Less Cash and Receivables	(.0%)	(2,341)

Net Assets	100.0%	7,650,365

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MANAGER FUNDS I

By:	/S/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/S/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)